VictoryShares US EQ Income Enhanced Volatility Wtd ETF (formerly Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF)
VictoryShares US EQ Income Enhanced Volatility Wtd ETF (formerly Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF)
Investment Objective
The Fund seeks to provide investment results that track the performance of the CEMP US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before fees and expenses.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees
VictoryShares US EQ Income Enhanced Volatility Wtd ETF (formerly Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF)
VictoryShares US EQ Income Enhanced Volatility Wtd ETF (formerly Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF)
USD ($)

Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses
VictoryShares US EQ Income Enhanced Volatility Wtd ETF (formerly Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF)
VictoryShares US EQ Income Enhanced Volatility Wtd ETF (formerly Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF)

Management Fees	0.30%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.43%
Fee Waivers/Expense Reimbursements	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.35%	[1]
[1]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor adviser for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
VictoryShares US EQ Income Enhanced Volatility Wtd ETF (formerly Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF) | VictoryShares US EQ Income Enhanced Volatility Wtd ETF (formerly Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF) | USD ($)	36	130	233	534

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the CEMP US Large Cap 100 High Dividend Long/Cash Volatility Weighted Index (the "Index"), an unmanaged, volatility weighted index created by the Adviser.

The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. In accordance with a rules-based mathematical formula, the Index tactically reduces its exposure to the equity markets during periods of significant market decline and reinvests when market prices have further declined or rebounded. The term "Enhanced" in the Fund's name refers to a feature of the Index that is designed to enhance risk-adjusted returns while attempting to minimize downside market risk through defensive positioning, as described below.

The Index follows a rules-based methodology to construct its constituent securities:

1.  The Index universe begins with the stocks included in the CEMP US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters.

2.  The Index identifies the 100 highest dividend yielding stocks in the CEMP US Large Cap 500 Volatility Weighted Index.

3.  The 100 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.

The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. The Index may include less than 100 stocks depending on the number of companies meeting the Index's criteria. As of September 30, 2017, the Index had a market capitalization range from $4.9 billion to $347.4 billion.

The Index follows a mathematical index construction process designed to limit risk during periods of significant (non-normal) market decline by reducing its exposure to the equity market. Market decline is measured by reference to the CEMP US Large Cap 100 High Dividend Volatility Weighted Index ("Reference Index"), which is composed of the same securities as in the Index but without any allocation to cash.

During a period of significant market decline, defined as a decline of 8% or more from the Reference Index's all-time daily high closing value compared to its most recent month-end closing value, the Index's exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.

If the month-end value of the Reference Index declines 8% or more from its all-time daily high closing value, the Index will liquidate 75% of the stocks included in the Index and invest the cash in 30-day U.S. Treasury bills.

The Index will reinvest in stocks as follows:

■  The Index will return to being 100% invested in stocks if the month-end closing value of the stocks in the Reference Index returns to a level that is less than an 8% decline from its all-time daily high closing value.

■  If the Reference Index declines by 16% (or more) from its all-time daily high closing value as measured at month-end, 25% of the Index will be reinvested back into the stocks of the Reference Index at their current securities weightings.

■  If the Reference Index declines by 24% (or more) from its all-time daily high closing value as measured at month-end, another 25% of the Index will be reinvested back into the stocks of the Reference Index at their current securities weightings.

■  If the Reference Index declines by 32% (or more) from its all-time daily high closing value as measured at month-end, the remaining 25% of the Index will be reinvested back into the stocks of the Reference Index at their current securities weighting and the Index will then be 100% invested in stocks.

The Index will make any prescribed liquidation or reinvestment in stocks in accordance with the mathematical formula only at month end. In the event that it does, the Fund may experience higher portfolio turnover and incur additional transaction costs.

During any periods of significant market decline, when the Index's exposure to the market is less than 100%, the uninvested portion of the Index will be invested in 30-day U.S. Treasury bills. The Fund will invest the portion of its portfolio corresponding to the uninvested portion of the Index in Treasury bills with a duration generally of 90 days or less or in investment companies, such as money market funds.

While the Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index, at times the Fund may pursue its investment objective by investing in the Index securities indirectly by investing all or a portion of its assets in another investment company advised by the Adviser, including an exchange-traded fund ("ETF"), that seeks to track the Index or the Reference Index.

Principal Risks of Investing in the Fund

The following summarizes the principal investment risks of the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.

■  Dividend Income Strategy Risk. The Fund's high dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market.

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

■  ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

■  Not Individually Redeemable. The Fund's Shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share ("NAV") only in large blocks known as "Creation Units." You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Alternatively, you may redeem your Shares by selling them on the secondary market at prevailing market prices.

■  Trading Issues. Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the Shares. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings, which may lead to differences between the market price of the Shares and the underlying value of those Shares.

■  Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a premium or discount to NAV.

■  Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, Shares may trade at a premium or discount to NAV.

■  Intraday Indicative Value (IIV) Risk. The Exchange intends to disseminate the approximate per share value of the Fund's published basket of securities ("Deposit Securities") every 15 seconds (the "intraday indicative value" or "IIV''). The IIV is not a "real-time" update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. In addition, the IIV is based on the published Deposit Securities and not on the Fund's actual holdings.

■  Fixed Income Risk. The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

■  Index/Defensive Positioning Risk. Because the Index's allocation to cash versus securities is determined at month-end, there is a risk that the Index, and thus the Fund, will not react to changes in market conditions that occur between reallocations. The Fund will incur transaction costs and potentially adverse tax consequences in the event the Index allocates to cash. There is no guarantee that the Index's prescribed liquidation and reinvestment strategy, if employed, will be successful in minimizing downside market risk.

■  Investment Company Risk. Other investment companies, including ETFs, in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. An investment company may not achieve its investment objective.

■  Large Capitalization Stock Risk. The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. Larger, more established companies may not respond as quickly to competitive challenges (such as changes in technology and consumer tastes) and their growth rate may lag those of smaller companies, especially during periods of economic expansion.

■  Limited History of Operations. The Fund is a new ETF and has a limited history of operations for investors to evaluate.

■  Passive Investment Risk. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.

■  Portfolio Turnover Risk. Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

■  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

■  Tracking Risk. The Fund's return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities; and differences between the Fund's portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for the Fund compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictorySharesLiterature.com or by calling 1-800-376-7890.

Calendar Year Returns

The year-to-date total return of the Fund through September 30, 2017 was 9.73%. Highest Quarter 7.83% (quarter ended March 31, 2016) Lowest Quarter -2.17% (quarter ended September 30, 2015)
Average Annual Total Returns (For the Periods ended December 31, 2016)
Average Annual Returns - VictoryShares US EQ Income Enhanced Volatility Wtd ETF (formerly Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF)	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
VictoryShares US EQ Income Enhanced Volatility Wtd ETF (formerly Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF)	20.52%	10.12%	Jul. 02, 2014
After Taxes on Distributions | VictoryShares US EQ Income Enhanced Volatility Wtd ETF (formerly Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF)	19.60%	9.32%
After Taxes on Distributions and Sale of Fund Shares | VictoryShares US EQ Income Enhanced Volatility Wtd ETF (formerly Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF)	12.26%	7.73%
S&P 500 Index Index returns reflect no deduction for fees, expenses, or taxes.	11.96%	7.41%	Jul. 02, 2014
CEMP US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index Index returns reflect no deduction for fees, expenses, or taxes.	21.03%	10.66%	Jul. 02, 2014
[1]	Inception date is July 2, 2014.

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.